Commitments and contingencies - Schedule of Commitments for Minimum Rentals under Non-Cancellable Lease Terms (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 703
2016	703
2017	892
2018	892
2019	892
Thereafter	15,158
Total	$ 19,240